Net Loss Per Share (Details) - Schedule of computation of net loss per share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 [1]
Schedule of Computation of Net Loss Per Share [Abstract]
Weighted number of shares, Number of shares and net loss used in computation of basic net loss	85,289	77,506	36,334
Net loss attributable to equity holders of the Company, Number of shares and net loss used in computation of basic net loss	$ (81,595)	$ (13,232)	$ (2,760)
Weighted number of shares, Effect of potentially dilutive Ordinary shares
Net loss attributable to equity holders of the Company, Effect of potentially dilutive Ordinary shares
Weighted number of shares, Used in the computation of diluted net loss	85,289	77,506	36,334
Net loss attributable to equity holders of the Company, Used in the computation of diluted net loss	$ (81,595)	$ (13,232)	$ (2,760)

[1]	Retroactively adjusted to reflect the accounting treatment of a reverse acquisition, see Note 1b.